Discontinued Operations (Details) (Predecessor) (Ziegler Healthcare Real Estate Funds, USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Discontinued Operations
(Loss) income from operations on discontinued investment properties	$ (262,000)	$ (199,000)	$ (197,644)	$ 265,441
Gain on sale of investment properties	1,179,000	1,519,000	1,519,485
Income from discontinued operations	917,000	1,320,000	1,321,841	265,441
Georgia 13 and Georgia 22
Discontinued Operations
Rental revenue			670,185	1,487,797
Other			(2,128)	(6,042)
Total Revenue			668,057	1,481,755
Operational expenses			(223,949)	(289,200)
Depreciation and amortization			(279,505)	(450,011)
Interest expense			(362,247)	(561,104)
Change in fair value derivative liability				84,001
(Loss) income from operations on discontinued investment properties			(197,644)	265,441
Gain on sale of investment properties			1,519,485
Income from discontinued operations			$ 1,321,841	$ 265,441